Business Combination and Reverse Recapitalization (Details)		6 Months Ended		12 Months Ended
	Jun. 18, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares
Business Combination and Reverse Recapitalization [Line Items]
Shares of common stock (in Shares) | shares	1	506,589
Number of securities called by each warrant (in Shares) | shares	1
Exercise price (in Dollars per share) | $ / shares	$ 11.5	$ 11.5
Conversion of shares (in Shares) | shares	12,210,718	2,909,057
Exchange ratio	0.11205
Warrants (in Shares) | shares		15,675,000
Redemption of shares (in Shares) | shares		2,000
Aggregate payment		$ 22,019
Business combination trust account		5,580,000
Incurred transaction costs		2,726,183
Registration fees paid		295,000
Bonus expenses		872,922
Accrued interest liability		280,000
Repayment of debt		$ (900,000)
Investor received shares (in Shares) | shares		614,125
Payback in shares		$ 2,456,500
Issuance of shares (in Shares) | shares		2,709,411
Debt extinguishment		$ 6,141,250
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Gross proceeds		$ 10,837,643
Bridge Loan Agreements [Member]
Business Combination and Reverse Recapitalization [Line Items]
Debt Instrument, Face Amount		2,500,000		$ 2,500,000
Cash payment	$ 293,500	293,500
Equity iterest	$ 250,000	250,000
Repayment of debt		$ 43,500
Investor received shares (in Shares) | shares		614,125
Payback in shares		$ 2,456,500
Derecognized liability		$ 2,456,500
Issuance of shares (in Shares) | shares		614,125
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		$ 14
PIPE Investments [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares		2,709,411
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares		$ 4
Public Warrant [Member]
Business Combination and Reverse Recapitalization [Line Items]
Warrants (in Shares) | shares	15,654,983
Number of shares forfeitures		$ 20,017
Continental Stock Transfer & Trust Co [Member]
Business Combination and Reverse Recapitalization [Line Items]
Fee paid		271,079
Edgar Agents, LLC [Member]
Business Combination and Reverse Recapitalization [Line Items]
Fee paid		126,812
Unsecured Bridge Loan Agreements [Member]
Business Combination and Reverse Recapitalization [Line Items]
Unsecured loan		$ 2,850,000		$ 2,850,000
Interest rate		20.00%		20.00%
Public Shareholders [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	506,589
Officers and Director [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	6,698,333
Original Public Shareholders [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	1,345,001
ShoulderUp Bridge Loan [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	482,500
DLA Piper LLP [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	150,000
Legacy Common Stock [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	108,975,000
SAFE Note Holders [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	2,909,057
StarUpNV [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	11,205
PIPE Investors [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares	3,323,536
ShoulderUp [Member]
Business Combination and Reverse Recapitalization [Line Items]
Financial advisory expenses		$ 1,003,500
StartUpNV [Member]
Business Combination and Reverse Recapitalization [Line Items]
Financial advisory expenses		$ 156,870
Bridge Loan Agreements [Member]
Business Combination and Reverse Recapitalization [Line Items]
Issuance of shares (in Shares) | shares		614,125
Price per share (in Dollars per share) | $ / shares		$ 4
Minimum interest	10.00%	10.00%
Minimum [Member]
Business Combination and Reverse Recapitalization [Line Items]
Interest rate	8.00%
Provision for requiring payment		8.00%		8.00%
Maximum [Member]
Business Combination and Reverse Recapitalization [Line Items]
Provision for requiring payment		10.00%		10.00%